CONVERTIBLE SENIOR NOTES AND CALL OPTIONS - Call options (Details) $ in Millions	1 Months Ended		12 Months Ended		24 Months Ended
	May 31, 2019 shares	Feb. 28, 2018 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues | shares	18,687,500	16,560,000	5,976,272
Call Option [Member]
Debt Instrument [Line Items]
Derivative Asset, Fair Value, Gross Asset | $						$ 30
Exchange Gain for Call Option			¥ 2,709,000
Fair Value, Option, Changes in Fair Value, Gain (loss)			¥ 476,290,547	¥ 84,891,634
Exchange Loss for Call Option					¥ 13,539,000
Stock Issued During Period, Shares, New Issues | shares			1,875,000